Schedule II - Valuation and Qualifying Accounts and Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 165,459	$ 156,454	$ 439,323
Charged to Costs and Expenses	(8,296)	37,616	(5,886)
Adjustments to Valuation Accounts	15,838	(98)	4,302
Deductions	(18,370)	(28,513)	(281,285)
Balance at End of Period	165,459	156,454	439,323	$ 154,631
Reserve for loan losses
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	108,165	98,490	377,204
Charged to Costs and Expenses	(12,514)	36,567	(1,714)
Adjustments to Valuation Accounts	0	0	0
Deductions	(10,106)	(26,892)	(277,000)
Balance at End of Period	108,165	98,490	377,204	85,545
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	3,384	3,646	5,857
Charged to Costs and Expenses	985	1,359	2,074
Adjustments to Valuation Accounts	0	0	0
Deductions	(1,781)	(1,621)	(4,285)
Balance at End of Period	3,384	3,646	5,857	2,588
Allowance for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	53,910	54,318	56,262
Charged to Costs and Expenses	3,233	(310)	(6,246)
Adjustments to Valuation Accounts	15,838	(98)	4,302
Deductions	(6,483)	0	0
Balance at End of Period	$ 53,910	$ 54,318	$ 56,262	$ 66,498